Leases Commitments (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets		$ 277,516		$ 264,164
Current operating lease liabilities		248,942	177,641	102,160
Non-current operating lease liabilities		181,375		166,444
Subsidy of contractual obligation		471,901	471,901
Deferred subsidy income		154,683	181,639
RMB [Member]
Subsidy of contractual obligation		$ 3,245,000	$ 3,245,000
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Right-of-use assets	$ 209,977			264,164
Current operating lease liabilities	102,902			102,159
Non-current operating lease liabilities	$ 112,045			166,444
Current operating lease liabilities expiration date	Jul. 17, 2022
Subsidy of contractual obligation	$ 471,901			471,901
Deferred subsidy income	220,719			277,678
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | RMB [Member]
Subsidy of contractual obligation	$ 3,245,000			$ 3,245,000